Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 571,513	₩ 1,302,620	₩ 1,891,392
Statutory income tax expense	140,517	333,530	509,771
Tax effect
Income not taxable for taxation purposes	(37,505)	(30,106)	(47,550)
Non-deductible expenses	29,192	26,723	53,398
Tax credit	(42,422)	(78,459)	(54,895)
Additional payment of income taxes	13,338	(4,991)	11,744
Adjustments in deferred tax from changes in tax rate	(25,012)	564	(41,545)
Tax effect and adjustment on consolidation
Goodwill impairment	52,168	106,010	5,809
Changes of out-side tax effect	(6,160)	4,436	29,922
Intangible Asset impairment and amortization	(5,850)	5,892	5,276
Reversal expenses of contract cost assets	13,338	9,281	(4,800)
Acquisition and disposition of businesses	1,360	(5,564)	0
Others	33,241	(42,442)	38,627
Income tax expense	₩ 164,845	₩ 330,438	₩ 505,757